TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
TAXATION
Current tax expense	$ 7,949	$ (3,171,273)	$ (4,855,387)	$ (7,016,611)
Deferred tax	3,998,105	4,127,105	10,326,942	(789,984)
Income tax expenses	$ 4,006,054	$ 955,832	$ 5,471,555	$ (7,806,595)